Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	¥ 2,858	¥ 2,525
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,897	2,568
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,631	2,446
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	195	48
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	16	13
Gross carrying amount [member] | HKD [member]
Disclosure of financial assets [line items]
Trade receivables	11	9
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	9	7
Gross carrying amount [member] | BDT [member]
Disclosure of financial assets [line items]
Trade receivables	7	9
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 28	¥ 36